UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21763

Name of Fund:  Mid Cap Value Opportunities Portfolio of
               Managed Account Series

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
      Officer, Mid Cap Value Opportunities Portfolio of Managed Account Series, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments


Mid Cap Value Opportunities Portfolio of Managed Account Series


Schedule of Investments as of January 31, 2007(in U.S. dollars)

                                                      Shares
                    Industry                            Held   Common Stocks                                            Value
North America

Canada - 1.5%       Diversified Telecommunication     63,498   BCE, Inc.                                           $    1,667,458
                    Services - 1.5%                      210   Bell Aliant Regional Communications Income Fund              5,256

                                                               Total Common Stocks in Canada                            1,672,714


United              Aerospace & Defense - 3.6%        38,000   Curtiss-Wright Corp.                                     1,450,840
States - 89.6%                                        48,800   Goodrich Corp.                                           2,392,176
                                                                                                                   --------------
                                                                                                                        3,843,016

                    Biotechnology - 2.6%              11,100   Cephalon, Inc. (c)                                         803,751
                                                      36,700   Human Genome Sciences, Inc. (c)                            432,326
                                                      46,800   Medimmune, Inc. (c)                                      1,622,088
                                                                                                                   --------------
                                                                                                                        2,858,165

                    Capital Markets - 1.8%            95,200   Janus Capital Group, Inc.                                1,949,696

                    Chemicals - 1.1%                  58,100   Huntsman Corp. (c)                                       1,214,871

                    Commercial Banks - 4.1%           70,100   The Colonial BancGroup, Inc.                             1,720,254
                                                      18,700   Compass Bancshares, Inc.                                 1,138,830
                                                      41,700   First Midwest Bancorp, Inc.                              1,565,418
                                                                                                                   --------------
                                                                                                                        4,424,502

                    Commercial Services &            204,100   Allied Waste Industries, Inc. (c)                        2,610,439
                    Supplies - 2.4%

                    Communications                   125,700   Andrew Corp. (c)                                         1,334,934
                    Equipment - 3.7%                 259,900   Tellabs, Inc. (c)                                        2,617,193
                                                                                                                   --------------
                                                                                                                        3,952,127

                    Containers & Packaging - 2.6%     43,100   Owens-Illinois, Inc. (c)                                   959,406
                                                     170,700   Smurfit-Stone Container Corp. (c)                        1,843,560
                                                                                                                   --------------
                                                                                                                        2,802,966

                    Electronic Equipment &            52,400   Ingram Micro, Inc. Class A (c)                           1,022,324
                    Instruments - 1.4%                14,400   Tech Data Corp. (c)                                        534,816
                                                                                                                   --------------
                                                                                                                        1,557,140

                    Energy Equipment &                52,300   BJ Services Co.                                          1,446,618
                    Services - 4.0%                   62,300   Dresser-Rand Group, Inc. (c)                             1,617,308
                                                      37,800   Rowan Cos., Inc.                                         1,243,242
                                                                                                                   --------------
                                                                                                                        4,307,168

                    Food Products - 1.7%              68,900   Smithfield Foods, Inc. (c)                               1,809,314

                    Gas Utilities - 1.0%              13,300   Questar Corp.                                            1,079,960

                    Health Care Equipment &           18,900   Biomet, Inc.                                               800,604
                    Supplies - 2.0%                   26,000   Edwards Lifesciences Corp. (c)                           1,330,160
                                                                                                                   --------------
                                                                                                                        2,130,764

                    Health Care Providers &          230,500   Tenet Healthcare Corp. (c)                               1,627,330
                    Services - 2.2%                   16,600   Triad Hospitals, Inc. (c)                                  705,500
                                                                                                                   --------------
                                                                                                                        2,332,830

                    Health Care Technology - 0.8%     62,661   Emdeon Corp. (c)                                           893,546

                    Hotels, Restaurants &             21,240   Wyndham Worldwide Corp. (c)                                662,688
                    Leisure - 0.6%

                    Household Durables - 0.8%         29,200   Newell Rubbermaid, Inc.                                    862,568

                    IT Services - 3.3%               126,000   The BISYS Group, Inc. (c)                                1,609,020
                                                      37,100   Computer Sciences Corp. (c)                              1,946,266
                                                                                                                   --------------
                                                                                                                        3,555,286

                    Insurance - 3.2%                 117,200   Conseco, Inc. (c)                                        2,326,420
                                                      34,600   HCC Insurance Holdings, Inc.                             1,080,558
                                                                                                                   --------------
                                                                                                                        3,406,978

                    Internet Software &              221,400   CNET Networks, Inc. (c)                                  2,025,810
                    Services - 1.9%

                    Life Sciences Tools &             21,700   Affymetrix, Inc. (c)                                       541,632
                    Services - 0.5%

                    Machinery - 2.4%                  90,400   Timken Co.                                               2,586,344

                    Media - 1.6%                     112,300   Valassis Communications, Inc. (c)                        1,726,051

                    Metals & Mining - 1.5%            25,200   Nucor Corp.                                              1,626,408

                    Multi-Utilities - 1.9%            53,000   OGE Energy Corp.                                         2,052,160

                    Oil, Gas & Consumable             19,000   Cabot Oil & Gas Corp. Class A                            1,232,340
                    Fuels - 6.1%                      25,700   Murphy Oil Corp.                                         1,277,547
                                                      57,700   Newfield Exploration Co. (c)                             2,470,137
                                                      30,500   Noble Energy, Inc.                                       1,629,005
                                                                                                                   --------------
                                                                                                                        6,609,029

                    Pharmaceuticals - 3.6%            70,600   Endo Pharmaceuticals Holdings, Inc. (c)                  2,168,832
                                                      46,500   Medicis Pharmaceutical Corp. Class A                     1,763,745
                                                                                                                   --------------
                                                                                                                        3,932,577

                    Real Estate Investment             2,200   Alexandria Real Estate Equities, Inc.                      238,392
                    Trusts (REITs) - 6.0%            131,800   Crescent Real Estate EQT Co.                             2,643,908
                                                     185,000   Friedman Billings Ramsey Group, Inc. Class A             1,454,100
                                                      38,300   New Plan Excel Realty Trust                              1,115,296
                                                      22,500   Rayonier, Inc.                                             972,000
                                                                                                                   --------------
                                                                                                                        6,423,696

                    Road & Rail - 1.7%                72,100   JB Hunt Transport Services, Inc.                         1,811,873

                    Semiconductors & Semiconductor    67,600   Advanced Micro Devices, Inc. (c)                         1,051,180
                    Equipment - 2.4%                  65,700   Intersil Corp. Class A                                   1,547,892
                                                                                                                   --------------
                                                                                                                        2,599,072

                    Software - 6.8%                   32,600   Amdocs Ltd. (c)                                          1,130,568
                                                     134,200   BEA Systems, Inc. (c)                                    1,654,686
                                                      34,700   Citrix Systems, Inc. (c)                                 1,098,949
                                                      30,800   Hyperion Solutions Corp. (c)                             1,300,376
                                                     298,300   Novell, Inc. (c)                                         2,162,675
                                                                                                                   --------------
                                                                                                                        7,347,254

                    Specialty Retail - 5.1%          104,100   Foot Locker, Inc.                                        2,336,004
                                                      83,700   The Gap, Inc.                                            1,604,529
                                                      69,500   RadioShack Corp.                                         1,535,950
                                                                                                                   --------------
                                                                                                                        5,476,483

                    Textiles, Apparel & Luxury        19,900   Jones Apparel Group, Inc.                                  679,784
                    Goods - 0.6%

                    Thrifts & Mortgage                37,000   Webster Financial Corp.                                  1,843,340
                    Finance - 1.7%

                    Trading Companies &               54,800   United Rentals, Inc. (c)                                 1,411,100
                    Distributors - 2.9%               21,600   WW Grainger, Inc.                                        1,677,240
                                                                                                                   --------------
                                                                                                                        3,088,340

                                                               Total Common Stocks in the United States                96,623,877

                                                               Total Common Stocks in North America - 91.1%            98,296,591


Western Europe

Netherlands - 1.3%  Construction &                    45,500   Chicago Bridge & Iron Co. NV                             1,352,260
                    Engineering - 1.3%

                                                               Total Common Stocks in the Netherlands                   1,352,260


Switzerland - 0.8%  Biotechnology - 0.8%              40,600   Merck Serono SA (a)                                        897,666

                                                               Total Common Stocks in Switzerland                         897,666

                                                               Total Common Stocks in Western Europe - 2.1%             2,249,926

                                                               Total Common Stocks (Cost - $93,656,609) - 93.2%       100,546,517



                                                               Exchange-Traded Funds
North America

United States - 5.4%                                  10,700   iShares Dow Jones US Real Estate Index Fund                975,091
                                                      18,900   iShares Dow Jones US Utilities Sector Index Fund         1,694,007
                                                       6,900   iShares Russell 2000 Index Fund                            547,584
                                                      13,500   iShares S&P SmallCap 600 Index Fund                        909,090
                                                      11,200   MidCap SPDR Trust Series 1                               1,695,792

                                                               Total Exchange-Traded Funds
                                                               (Cost - $5,354,815) - 5.4%                               5,821,564



                                                  Beneficial
                                                    Interest   Short-Term Securities
                                                $  1,181,301   BlackRock Liquidity Series, LLC Cash Sweep
                                                               Series, 5.29% (b)(d)                                     1,181,301

                                                               Total Short-Term Securities
                                                               (Cost - $1,181,301) - 1.1%                               1,181,301

                                                               Total Investments (Cost - $100,192,725*) - 99.7%       107,549,382
                                                               Other Assets Less Liabilities - 0.3%                       316,126
                                                                                                                   --------------
                                                               Net Assets - 100.0%                                 $  107,865,508
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:


    Aggregate cost                             $        100,421,895
                                               ====================
    Gross unrealized appreciation              $          9,668,186
    Gross unrealized depreciation                       (2,540,699)
                                               --------------------
    Net unrealized appreciation                $          7,127,487
                                               ====================

(a) Depositary receipts.

(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Interest
    Affiliate                                   Activity          Income

    BlackRock Liquidity Series, LLC
       Cash Sweep Series                     $   (619,516)      $  66,050


(c) Non-income producing security.

(d) Represents the current yield as of January 31, 2007.

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits


Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Mid Cap Value Opportunities Portfolio of Managed Account Series


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Mid Cap Value Opportunities Portfolio of Managed Account Series


Date:  March 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Mid Cap Value Opportunities Portfolio of Managed Account Series


Date:  March 26, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Mid Cap Value Opportunities Portfolio of Managed Account Series


Date:  March 26, 2007